Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 457,148	$ 430,711
Acquired goodwill	2,469	25,547
Adjustment to goodwill related to 2023 acquisition	(12)
Foreign currency translation adjustment	(7,747)	890
Goodwill, Ending Balance	$ 451,858	$ 457,148